Balance Sheet Components (Tables)	12 Months Ended
Dec. 31, 2016
Payables And Accruals [Abstract]
Components of Accrued Liabilities

Accrued liabilities comprise the following (in thousands):

	December 31,
	2016	2015
Payroll and employee related expenses	$416	$593
Accrued severance benefits	—	2,280
Professional services	425	163
Other accrued expenses	47	233
Total accrued liabilities	$888	$3,269